Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2022	Mar. 21, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Temporary equity, par value (in dollars per share)	$ 0.00001		$ 0.00001	$ 0.00001
Temporary equity, shares authorized (in shares)	0		86,815,192	22,520,015
Temporary equity, Shares issued (in shares)	0		73,914,149	15,717,345
Temporary equity, shares outstanding (in shares)	0		73,914,149	15,717,345
Temporary equity, liquidation preference	$ 0		$ 271,845,000	$ 173,122
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	169,223,826		63,301,388
Common stock, shares outstanding (in shares)	169,223,826		63,301,388